OPERATING LEASE COMMITMENTS - Schedule of Future Minimum Rental Payments of Operating Leases (Details) $ in Thousands	Oct. 29, 2017 USD ($)
Leases [Abstract]
2018	$ 12,690
2019	7,653
2020	5,794
2021	4,212
2022	3,241
Thereafter	$ 10,330